UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Air Freight & Logistics — 0.8%
653,790	Expeditors International of Washington, Inc.	$ 28,446,403

Automobiles — 0.5%
496,909	Harley-Davidson, Inc.(a)	18,271,344

Biotechnology — 2.5%
645,675	Alexion Pharmaceuticals, Inc.(b)	44,332,046
805,915	BioMarin Pharmaceutical, Inc.(a)(b)	27,900,777
411,736	United Therapeutics Corp.(a)(b)	16,844,120

		89,076,943

Capital Markets — 1.4%
1,084,741	Eaton Vance Corp.(a)	26,066,326
1,522,555	TD Ameritrade Holding Corp.	24,802,421

		50,868,747

Chemicals — 4.8%
249,443	Airgas, Inc.	19,194,639
838,077	Albemarle Corp.	45,700,339
1,244,528	Ecolab, Inc.(a)	70,962,986
437,722	FMC Corp.	36,733,630

		172,591,594

Commercial Banks — 0.8%
983,426	First Republic Bank(a)(b)	27,909,630

Commercial Services & Supplies — 1.1%
1,257,876	Iron Mountain, Inc.(a)	38,201,694

Communications Equipment — 2.7%
283,824	F5 Networks, Inc.(b)	32,080,627
1,416,504	Finisar Corp.(a)(b)	26,120,334
1,100,979	Juniper Networks, Inc.(b)	25,003,233
544,236	Riverbed Technology, Inc.(b)	14,150,136

		97,354,330

Computers & Peripherals — 1.0%
969,285	NetApp, Inc.(a)(b)	35,698,767

Electrical Equipment — 3.0%
1,168,380	AMETEK, Inc.	50,053,399
700,578	Roper Industries, Inc.	59,682,240

		109,735,639

Electronic Equipment & Instruments — 1.9%
800,477	Amphenol Corp. (Class A Stock)	36,285,622
1,185,874	FLIR Systems, Inc.	31,852,576

		68,138,198

Energy Equipment & Services — 2.7%
921,453	Cameron International Corp.(a)(b)	49,749,247
1,114,947	Patterson-UTI Energy, Inc.	23,436,186
725,933	Rowan Cos., Inc.(b)	24,616,388

		97,801,821

Food & Staples Retailing — 0.7%
355,400	Whole Foods Market, Inc.	24,202,740

Food Products — 3.0%
562,553	Bunge Ltd.	35,159,563
491,802	JM Smucker Co. (The)	37,367,116
469,101	Mead Johnson Nutrition Co.	35,351,451

		107,878,130

Healthcare Equipment & Supplies — 1.0%
252,329	IDEXX Laboratories, Inc.(a)(b)	18,972,617
501,307	Neogen Corp.(b)	17,661,046

		36,633,663

Healthcare Providers & Services — 5.5%
816,345	DaVita, Inc.(b)	62,189,162
822,994	Henry Schein, Inc.(b)	52,951,434
451,263	Laboratory Corp. of America Holdings(a)(b)	38,682,264
1,074,662	Universal Health Services, Inc. (Class B Stock)	43,222,906

		197,045,766

Hotels, Restaurants & Leisure — 4.9%
1,035,958	Darden Restaurants, Inc.(a)	49,425,556
1,373,691	Tim Hortons, Inc.	69,440,080
1,009,287	Yum! Brands, Inc.	56,560,444

		175,426,080

Household Products — 1.4%
1,114,202	Church & Dwight Co., Inc.	49,303,438

Insurance — 0.6%
590,436	WR Berkley Corp.	20,139,772

Internet Software & Services — 2.6%
621,241	Rackspace Hosting, Inc.(a)(b)	26,949,434
1,997,879	VeriSign, Inc.(a)	67,088,777

		94,038,211

IT Services — 3.2%
543,213	Alliance Data Systems Corp.(a)(b)	55,630,443
903,565	Gartner, Inc.(a)(b)	34,181,864
491,812	Teradata Corp.(b)	26,670,965

		116,483,272

Life Sciences Tools & Services — 2.1%
1,043,553	Agilent Technologies, Inc.(b)	39,133,237
460,212	Waters Corp.(b)	36,816,960

		75,950,197

Machinery — 1.9%
596,236	Colfax Corp.(a)(b)	17,475,677
1,373,339	IDEX Corp.	50,071,940

		67,547,617

Metals & Mining — 2.0%
974,357	Eldorado Gold Corp.	17,596,887
758,089	Reliance Steel & Aluminum Co.	37,229,751
549,905	Silver Wheaton Corp.	18,465,810

		73,292,448

Multiline Retail — 3.2%
963,311	Dollar Tree, Inc.(b)	78,500,214
799,733	Nordstrom, Inc.	36,211,910

		114,712,124

Oil, Gas & Consumable Fuels — 7.1%
379,931	Cimarex Energy Co.	25,485,772
1,699,884	Cobalt International Energy, Inc.(b)	18,171,760
446,494	Concho Resources, Inc.(b)	45,372,720
3,206,581	Denbury Resources, Inc.(b)	54,191,219
540,375	Noble Energy, Inc.	53,167,496
1,520,297	Southwestern Energy Co.(b)	57,847,301

		254,236,268

Personal Products — 0.7%
469,999	Herbalife Ltd.	25,990,945

Pharmaceuticals — 2.9%
610,762	Perrigo Co.	59,793,600
961,594	Valeant Pharmaceuticals International, Inc.(a)(b)	44,435,258

		104,228,858

Professional Services — 1.8%
444,254	IHS, Inc. (Class A Stock)(a)(b)	39,263,168
990,157	Robert Half International, Inc.	26,229,259

		65,492,427

Real Estate Investment Trust — 1.6%
3,652,984	Annaly Capital Management, Inc.(a)	58,703,453

Road & Rail — 0.5%
426,669	JB Hunt Transport Services, Inc.	19,507,307

Semiconductors & Semiconductor Equipment — 4.3%
985,651	Altera Corp.	37,129,473
1,274,887	Broadcom Corp. (Class A Stock)	38,686,446
1,351,748	Maxim Integrated Products, Inc.	34,672,336
1,318,623	Xilinx, Inc.	43,132,159

		153,620,414

Software — 7.3%
3,152,029	Activision Blizzard, Inc.	39,148,200
1,063,021	Ariba, Inc.(b)	32,262,687
1,015,645	Check Point Software Technologies Ltd.(a)(b)	56,205,794
813,869	Intuit, Inc.(a)	43,330,386
718,475	Red Hat, Inc.(b)	35,981,228
270,934	Salesforce.com, Inc.(a)(b)	32,084,004
903,669	SuccessFactors, Inc.(a)(b)	23,133,927

		262,146,226

Specialty Retail — 7.0%
982,958	Bed Bath & Beyond, Inc.(b)	59,478,789
667,619	O’Reilly Automotive, Inc.(a)(b)	51,566,891
705,683	Ross Stores, Inc.	62,869,298
955,193	TJX Cos., Inc.	58,935,408
532,675	Williams-Sonoma, Inc.	20,119,135

		252,969,521

Textiles, Apparel & Luxury Goods — 2.7%
395,076	Deckers Outdoor Corp.(a)(b)	43,041,555
784,238	PVH Corp.	53,241,918

		96,283,473

Trading Companies & Distributors — 1.3%
1,103,224	Fastenal Co.(a)	45,949,280

Wireless Telecommunication Services — 6.0%
1,235,034	American Tower Corp. (Class A Stock)(b)	72,867,006
1,861,050	Crown Castle International Corp.(b)	78,759,636
2,859,648	NII Holdings, Inc.(b)	65,800,500

		217,427,142

	TOTAL LONG-TERM INVESTMENTS (cost $2,846,084,145)	3,543,303,882

SHORT-TERM INVESTMENT — 14.2%
Affiliated Money Market Mutual Fund
510,320,466	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $510,320,466; includes $452,358,945 of cash collateral received for securities on loan)(c)(d)	510,320,466

	TOTAL INVESTMENTS — 112.7% (cost $3,356,404,611)(e)	4,053,624,348
	LIABILITIES IN EXCESS OF OTHER ASSETS — (12.7%)	(458,029,148)

	NET ASSETS — 100.0%	$3,595,595,200

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $458,704,561; cash collateral of $452,358,945 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2011. Collateral was subsequently received on December 1, 2011 and the Fund remained in compliance.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,384,565,410	$728,438,394	$(59,379,456)	$669,058,938

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other tax adjustments as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,543,303,882	$—	$—
Affiliated Money Market Mutual Fund	510,320,466	—	—

Total	$4,053,624,348	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.